EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

NOTE 19. EMPLOYEE BENEFIT PLANS

The following table shows liabilities relating to post-employment benefit and long-term benefit plans:

	December 31,	December 31,
Post-employment and long-term benefit plans	2019	2018
In millions of COP
19.1 Defined benefit pension plan	163,152	155,075
19.2 Severance obligation	26,547	30,732
19.3 Retirement Pension Premium Plan and Senior Management Pension Plan Premium	198,260	170,596
19.4 Other long term benefits	416,969	362,862
Total Post-employment and long-term benefit plans	804,928	719,265
Fair value Plan assets	35,981	37,136
Total Unfunded Post-employment and long-term benefit plans	768,947	682,129

These benefits include all types of payments that the Bank provides to its employees. The recognition of liabilities related to post-employment and long-term employee benefit plans is based on actuarial computations which involve judgments and assumptions made by management (with the assistance of external actuaries) related to the future macroeconomic and employee demographic factors, among others, which will not necessarily coincide with the future outcome of such factors.

Short-term employment benefit plans recognized in the statement of financial position in the line “other liabilities” consist of the following:

	December 31,	December 31,
Other employment benefit plans	2019	2018
In millions of COP
Current severance obligation(1)	125,255	113,654
Bonuses and short-term benefits	403,872	351,697
Other employment benefit plans	529,127	465,351
(1)	See 19.2 Severance obligation.

As of December 31, 2017, the amount recognized through profit or loss, due to benefit employee plans’ current service cost and interest cost, was COP 109,126; on the other hand, COP 1,007 was recognized through other comprehensive income as a result of the net actuarial gain or loss due to change in assumptions, demographic experience and foreign currency translation effect.

Bonuses and short-term benefits

As of December 31, 2019,  and 2018, the amounts of COP 403,872 and COP 351,697, respectively, were recognized by the Bank as bonuses related to private agreements in connection with the employees’ variable compensation.

Post-employment benefits

19.1 Defined benefit pension plan

Colombia

Under Colombian law, employee pension obligations are managed as a defined contribution plan since 1990. The Bank’s legal retirement benefit obligation as of December 31, 2019 and 2018 relates to retired employees who rendered services to the Bank before the current regulations took effect. Under this unfunded plan, benefits are based on length of service and level of compensation. As of December 2019, 623 participants were covered by this plan, and as of December 2018, 644 participants.

For purposes of the projected assessment of the pension plan obligation, in the absence of a deep market of high-quality corporate debt, the sovereign bond curve of the Colombian Government is used, with maturity similar to the residual life of the obligation of the projected benefit. The net cost of pensions is accounted for in the statement of income as “salaries and employee benefits”, and includes the interest costs and cost of current service.

Defined benefit pension plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	122,383	125,480
Interest cost	7,880	7,547
Benefits paid	(11,857)	(11,795)
Net actuarial loss / (gain) due to changes in demographic assumptions	10,518	(2,220)
Net actuarial loss due to plan experience	104	3,371
Defined obligation, unfunded as of December 31	129,028	122,383

Panama

The pension plan for Banistmo and its subsidiaries provides defined benefits based on average salary paid during the most recent 120 months before retirement and years of service of certain employees entitled to receive the benefits. The pension benefit vests after 10 years of service. As of December 31, 2019,  and 2018, there were 58 participants (28 participants with deferred benefits and 30 participants receiving benefits), and 60 participants (30 participants with deferred benefits and 30 participants receiving benefits), respectively.

Defined benefit pension plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	5,863	6,109
Interest cost	229	177
Actuarial loss / (gain) – experience	620	(536)
Actuarial (gain)/loss - financial assumptions	(610)	46
Benefits paid from plan assets	(782)	(405)
Foreign currency translation effect	51	472
Defined obligation, funded as of December 31	5,371	5,863

Guatemala

Grupo Agromercantil Holding has established a retirement pension plan for its employees. Under this plan, the employees are entitled to receive a lifetime payment of 50% of their monthly nominal wage, if they are 70 years old and have 30 years of service, or if they are 65 years old and have 40 years of service. On the other hand, the employees are entitled to receive a lifetime payment of 70% of their monthly nominal wage, if they are 70 years old and have 40 years of service, or they are 65 years old and have 45 years of service.

Defined benefit pension plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	26,829	18,279
Current cost of service	1,219	878
Interest cost	2,215	1,410
Benefits paid	(1,097)	(401)
Actuarial (gain)/loss - financial assumptions	(770)	5,384
Foreign currency translation effect	357	1,279
Defined obligation, funded as of December 31	28,753	26,829

19.2 Severance obligation

Colombia

Under Colombian labor regulations, employees hired before 1990 are entitled to receive one month’s salary for each year of service. This benefit accumulates and is paid to the employees upon their termination or retirement from the Bank, calculated based on the employees’ last salary base; however, employees may request advances against this benefit at any time. In 1990, the Colombian government revised its labor regulations for new employees to permit companies, subject to the approval of the employees, to transfer this severance obligation annually to private pension funds (this scheme of employee benefits is known as the current severance obligation). The Bank’s severance obligations relate to employees hired before 1990.

As of December 2019, and 2018,  353 and 453 participants respectively, were covered by this plan.

The balances recognized in the statement of financial position are listed below:

Defined benefit severance obligation plan	2019	2018
In millions of COP
Present value of the obligation as of January 1	30,732	38,041
Current cost of service	862	1,598
Interest cost	1,952	2,333
Benefits paid	(8,414)	(11,586)
Net actuarial loss due to assumption changes and plan experience	1,415	346
Defined obligation, unfunded as of December 31	26,547	30,732
Current severance regimen (1)	125,255	113,654
Total	151,802	144,386
(1)	Corresponds to the amounts pending to transfer to private funds. See Note 20 Other liabilities

19.3 Retirement Pension Premium Plan and Senior Management Pension Plan Premium

Colombia

Under Colombian labor regulations, employers and employees are entitled to negotiate compensation, other than the retirement benefit prescribed by law, by means of private agreements. The Bank’s employees participating in defined contribution plans are entitled to receive, on their retirement date, a one-time payment at the time based on the salary of the employee at their retirement date.

On the other hand, the Bank has established a retirement benefit plan for its senior management executives. Under this plan, the executives are entitled to receive a one-off payment on their retirement date based on the number of years of service to the organization.

El Salvador

By means of Decree 592 of 2013, under Salvadorian labor regulations, employees are entitled to receive 15 days of salary for each year of service. This benefit is payable upon retirement, resignation, unjustified dismissal, death and disability. As of December 31, 2019, and 2018, there were 2,850 and 2,837 participants respectively, covered by the plan.

Since 2018, Banagrícola S.A established a retirement benefit plan for its senior management executives. Under this plan, the executives are entitled to receive a one-off payment on their retirement date, death or disability based on the number of years of service to the organization. As of December 31, 2019, there was 1 participant covered by the plan.

Guatemala

Grupo Agromercantil Holding has established a defined benefit plan for its employees. Under this plan, the employees are entitled to receive a one-off payment based on the number of years of service to the organization in the event of waiver before retirement. As of December 31, 2019, and 2018, there were 3,075 and 3,577 participants respectively, covered by the plan.

Panama

Since 2018, Banistmo S.A established a retirement benefit plan for its senior management executives. Under this plan, the executives are entitled to receive a one-off payment on their retirement date, death or disability based on the number of years of service to the organization. As of December 31, 2019, there was 1 participant covered by the plan.

The annual change of the present value of the obligations of defined benefit plans is as follows:

Retirement Pension Premium Plan and Senior Management Pension Plan Premium	2019	2018
In millions of COP
Present value of the obligation as of January 1	170,596	167,646
Current service cost	16,687	14,546
Interest cost	11,161	10,535
Benefits paid	(31,784)	(18,829)
Past service cost	75	-
First time application effect of IAS 19 to new defined benefit obligation of Banistmo at December 31, 2018(1)	-	2,479
First time application effect of IAS 19 to new defined benefit obligation of Banagrícola at Decembre 31, 2018(2)	-	821
Net actuarial (gain) / loss due to assumption changes and plan experience (3)	30,875	(9,059)
Foreign currency translation effect	650	2,457
Defined obligation, unfunded as of December 31	198,260	170,596
(1)	Banistmo S.A has decided to recognize a new employee benefit plan for its senior management executives based on the number of years of service to the organization.
(2)	Banagrícola S.A has decided to recognize a new employee benefit plan for its senior management executives based on the number of years of service to the organization.
(3)	The increase in actuarial losses from experience adjustment is mainly due to a reduction of the discount rate used in actuarial valuation of 2019 against 2018.

19.4 Other long term benefits

In addition to legal benefits and the aforementioned post-employment benefits, the Bank grants to its employees other benefits based on the employees’ seniority. For the periods ended December 31, 2019 and December 31, 2018, the reconciliation of the other long term benefits is set below:

Other long term benefits	2019	2018
In millions of COP
Present value of the obligation as of January 1	362,862	341,846
Current service cost	33,944	34,382
Interest cost	24,122	21,598
Benefits paid	(36,884)	(32,464)
Net actuarial loss / (gain) due to assumption changes and plan experience (1)	32,850	(3,237)
Foreign currency translation effect	75	737
Defined obligation, unfunded as of December 31	416,969	362,862
(1)	The increase in actuarial losses from experience adjustment, is mainly due to a reduction of the discount rate used in actuarial valuation of 2019 against 2018.

19.5 Plan Assets

Bancolombia

As of December 2018, the Bank established an asset plan to secure the benefits promised in the Senior Management Pension Plan Premium. The assets plan is managed by a Private Pension Fund.

The plan assets’ fair value as of December 31, 2019 and 2018 is as follow:

Bancolombia’s Plan assets	2019	2018
In millions of COP
Fair value of assets as of January 1	32,252	-
Employer contributions	-	32,252
Interest income on plan assets	2,118	-
Return on plan assets greater/(less) than discount rate	2,038	-
Benefits paid	(4,647)	-
Fair value assets at the end of the year	31,761	32,252

Banistmo

The Bank, through its subsidiary Banistmo, has established a plan with assets to secure benefits promised by Banistmo to the employees entitled to receive the Pension Plan under the terms described above and to comply with Panama labor code, which specify the terms for securing the payments to be made in the event of an employee’s termination (voluntary or involuntary) or upon retirement (termination indemnity plan).

Banistmo’s pension and post-retirement plan assets consider investments in fixed-term deposits and cash and due from banks, in order to reduce the investment risk. The plan assets are managed by a trustee (third party). Likewise, the assets allocation is periodically reviewed by Banistmo and, when necessary, adjusted according to the investment strategy. The plan’s investment assets are measured at fair value using significant, unobservable market data and, therefore, are classified as Level 3.

The expected return on assets assumption represents the long term rate of return based on analysis of historical returns, historical asset class volatilities and the fund’s past experience.

The components of the periodic net cost of the plans previously mentioned and the total of charges (credits) recognized in the consolidated statement of income are as follows:

The following table details the change in plan assets:

Banistmo’s Plan assets	2019	2018
In millions of COP
Fair value of assets as of January 1	4,884	4,765
Interest income on plan assets	101	161
Return on plan assets less than discount rate	(25)	(33)
Benefits paid	(782)	(405)
Foreign currency translation effect	42	396
Fair value assets as of December 31	4,220	4,884

Defined contribution plans

The expense recognized in the line “Salaries and employee benefits” of the consolidated statement of income for defined contribution plans, for current severance regimen and pension benefits, is as follows:

Defined contribution plans	2019	2018
In millions of COP
Pension	200,615	182,991
Current severance regimen	60,777	57,130
Total	261,392	240,121

The economic assumptions used in the determination of the present value of the defined benefit plans, in nominal terms, are as follows:

Colombia

Main projected assumptions	December 31, 2019	December 31, 2018
Discount rate	5.70%	6.90%
Rate of wage increase	5.95%	5.70%
Projected inflation	3.45%	3.40%
Rate of pension increase	3.45%	3.40%

Bancolombia Panama

Main projected assumptions	December 31, 2019	December 31, 2018
Discount rate	2.80%	4.00%
Rate of wage increase	2.00%	2.00%
Projected inflation	1.00%	1.00%

Banistmo

Main projected assumptions	December 31, 2019	December 31, 2018
Discount rate	4.00%	4.00%
Expected long-term rate of return on plan assets	3.40%	2.30%
Rate of wage increase	3.00%	3.00%

El Salvador

Main projected assumptions	December 31, 2019	December 31, 2018
Discount rate	3.00%	4.10%
Rate of wage increase	2.00%	2.50%
Projected inflation	1.00%	1.50%

Guatemala

Main projected assumptions	December 31, 2019	December 31, 2018
Discount rate	8.20%	8.20%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%

In 2019, the assumption of mortality used in the preparation of the assessment of the estimated liabilities is based on tables RP‑2000, CSO‑80 and RV‑08, which reflect average ages of mortality from 32‑75 years. The rate used to discount the obligation of the defined benefit plan to reflect the duration of the labor liabilities as of December 2019 corresponds to the yield of sovereign bonds of each country where the plan is established, either Colombia, Panama, Guatemala and El Salvador, as applicable, since the market transactions of these countries involving corporate bonds of high quality have no high levels of activity. The assumption of the rate of inflation is based on the long term projection of the Central Bank of Colombia, Panama, Guatemala and El Salvador.

The nature of the risks related to the obligations aforementioned are summarized below:

Investment risk

The present value of the obligation for the defined benefits plan is calculated using a discount rate determined with reference to high quality sovereign yields of each country. Currently, the plan includes investment in financial instruments that are not vulnerable to market risks

Interest rate risks	A reduction of the bond interest rates will increase the obligation of the plan
Longevity risk

The present value of the obligation of the defined benefit plan is calculated with reference to the highest estimate of the mortality of participants during their time of employment. An increase in the life expectancy of the participants will increase the plan obligation

Salary risk

The present value of the obligation of the benefit plan is calculated with reference to the future salaries of the participants. As such, an increase in the participants’ wages will increase the obligation of the plan

Estimated payment of future benefits

The payments of benefits, which reflect future service rendered, are considered to be paid as follows:

Years	Pension Benefits	Other benefits
In millions of COP
2020	12,710	59,755
2021	12,725	59,913
2022	12,639	60,557
2023	12,477	68,510
2024	12,241	65,555
2025 a 2029	55,563	320,739

Sensitivity analysis

Defined Benefit Obligations (DBO) was calculated using the Projected Unit Credit method. Obligations and expenses will change in the future as a result of future changes in the methods of projection and assumption, participant information, plan provisions and regulations, or as resulting from future gains and losses.

Colombia

Pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.20%	0.50% increase	(4,798)
Discount rate	5.20%	0.50% decrease	5,153
Salary increases	3.95%	0.50% increase	5,540
Salary increases	2.95%	0.50% decrease	(5,197)
Mortality Table	RV-08 ("Rentistas Validos")	One year increase in life expectancy	5,764

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.20%	0.50% increase	(6,349)
Discount rate	5.20%	0.50% decrease	7,013
Salary increases	6.45%	0.50% increase	6,998
Salary increases	5.45%	0.50% decrease	(6,396)

Severance obligation

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.20%	0.50% increase	(626)
Discount rate	5.20%	0.50% decrease	652
Salary increases	6.45%	0.50% increase	1,465
Salary increases	5.45%	0.50% decrease	(1,424)

Senior Management Pension Plan Premium

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.20%	0.50% increase	(997)
Discount rate	5.20%	0.50% decrease	1,046
Salary increases	6.45%	0.50% increase	1,033
Salary increases	5.45%	0.50% decrease	(994)

Panama

Pension Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	4.50%	0.50% increase	(257)
Discount rate	3.50%	0.50% decrease	279
Mortality Table	RP-2000	One year increase in life expectancy	187

Guatemala

Pension Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.70%	0.50% increase	(2,324)
Discount rate	7.70%	0.50% decrease	2,645
Salary increases	5.50%	0.50% increase	1,645
Salary increases	4.50%	0.50% decrease	(1,490)
Mortality Table	RP-2000	One year increase in life expectancy	817

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	8.70%	0.50% increase	(883)
Discount rate	7.70%	0.50% decrease	929
Salary increases	5.50%	0.50% increase	953
Salary increases	4.50%	0.50% decrease	(913)

El Salvador

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	3.50%	0.50% increase	(744)
Discount rate	2.50%	0.50% decrease	808
Salary increases	2.50%	0.50% increase	113
Salary increases	1.50%	0.50% decrease	(146)

Other long term benefits

Colombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.20%	0.50% increase	(14,685)
Discount rate	5.20%	0.50% decrease	15,743
Salary increases	6.45%	0.50% increase	15,612
Salary increases	5.45%	0.50% decrease	(14,708)

El Salvador

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	3.50%	0.50% increase	(183)
Discount rate	2.50%	0.50% decrease	196